Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2013
Recent Accounting Pronouncements
12.	Recent Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, in conjunction with the IASB’s issuance of amendments to Disclosures—Offsetting Financial Assets and Financial Liabilities (Amendments to IFRS 7). While the Boards retained the existing offsetting models under U.S. GAAP and IFRS, the new standards require disclosures to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The adoption of this pronouncement did not have a material impact on the Company’s financial condition or results of operations.

In January 2013, the FASB issued ASU 2013-01, Scope of Disclosures about Offsetting Assets and Liabilities. The main provision of ASU 2013-1 is to clarify the scope of the new offsetting disclosures required under ASU 2011-11 to derivatives, including bifurcated embedded derivatives; repurchase and reverse repurchase agreements and securities borrowing and lending transactions that are either offset in the statement of financial position or subject to an enforceable master netting arrangement regardless of their presentation in the financial statements. The Company does not expect that the adoption of this pronouncement will have a material impact on the Company’s financial condition or results of operations.

In February 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. This ASU requires entities to disclose the effect of items reclassified out of accumulated other comprehensive income (AOCI) on each affected net income line item. For AOCI reclassification items that are not reclassified in their entirety into net income, a cross reference to other required US GAAP disclosures. This information may be provided either in the notes or parenthetically on the face of the financials. For public entities, the guidance is effective for annual reporting periods beginning after December 15, 2012 and interim periods within those years. The Company has presented comprehensive income in a separate Consolidated Statements of Comprehensive Income and in Note 10 of the Notes to Consolidated Financial Statements.

In July 2013, the FASB issued ASU 2013-11, “Income Taxes, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”. The amendments of this update state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company does not expect that the adoption of this pronouncement will have a material impact on the Company’s financial condition or results of operations.